GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

         The information required to be contained in this report for the period ending June 30, 2003 includes the following previously filed annual report for one of the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

Artisan Funds, Inc. - Artisan International Fund
File No. 811-08932
Form N-CSR
Filed via EDGAR and accepted on September 5, 2003
Accession No. 0000948221-03-000318